EXCHANGE TRADED CONCEPTS TRUST II

Horizons S&P 500 Covered Call ETF
Horizons S&P Financial Select Sector Covered Call ETF
Horizons S&P Energy Select Sector Covered Call ETF

Supplement dated January 28, 2014
to the
Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”)
 dated June 18, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The Horizons S&P Financial Select Sector Covered Call ETF and the Horizons S&P Energy Select Covered Call ETF (the “Funds”) offer and redeem, or will offer and redeem when available for purchase, shares on a continuous basis at NAV only in large blocks of shares (“Creation Units”), currently 25,000 shares.  Therefore, references to the Funds’ offering and redeeming shares in Creation Units of at least 50,000 shares are hereby deleted and replaced with 25,000.  The Horizons S&P 500 Covered Call ETF will continue to offer and redeem Creation Units of at least 50,000 shares.

Please note that shares of the Horizons S&P Energy Select Sector Covered Call ETF are currently not available for purchase.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE